Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Form 6-K/A amends the Form 6-K filed by POET Technologies Inc. on November 15, 2023 (the “Original Form 6-K”). This Amendment is being filed to provide the XBRL files that were omitted from the Original Form 6-K.
Document Period End Date	Sep. 30, 2023
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41319
Entity Registrant Name	POET TECHNOLOGIES INC.
Entity Central Index Key	0001437424
Entity Address, Address Line One	120 Eglinton Avenue East
Entity Address, Address Line Two	Ste. 1107
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M4P 1E2